Share-Based Compensation Plans - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of period (in shares)	1,272	2,484	2,783
Granted (in shares)	166	147	204
Exercised (in shares)	(279)	(1,255)	(473)
Expired or cancelled (in shares)	(32)	(104)	(30)
Outstanding at end of period (in shares)	1,127	1,272	2,484
Vested or expected to vest (in shares)	1,122	1,267	2,476
Exercisable (in shares)	756	911	1,957
Wtd. Avg. Exercise Price Per Share
Outstanding at beginning of period (in dollars per share)	$ 64	$ 59	$ 57
Granted (in dollars per share)	75	77	77
Exercised (in dollars per share)	63	56	53
Expired or cancelled (in dollars per share)	67	56	43
Outstanding at end of period (in dollars per share)	66	64	59
Vested or expected to vest (in dollars per share)	66	64	59
Exercisable (in dollars per share)	$ 62	$ 62	$ 59
Wtd. Avg. Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	4 years 10 months 24 days	5 years 2 months 12 days	4 years 8 months 12 days
Vested or expected to vest (in years)	4 years 10 months 24 days	5 years 2 months 12 days	4 years 6 months
Exercisable (in years)	3 years 3 months 18 days	4 years	3 years 8 months 12 days
Exercised	$ 5	$ 39	$ 13
Outstanding	26	26	28
Exercisable	$ 20	$ 20	$ 23